Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	3,872,988
Maximum Aggregate Offering Price	$ 279,200,939.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,557.65
Offering Note	(a) The number of shares of common stock, par value $0.01 per share, of Esquire Financial Holdings, Inc. ("Esquire" and, such shares, the "Esquire common stock") being registered is based upon (i) the maximum exchange ratio of 2.80 shares of Esquire common stock for each share of common stock, par value $1.00 per share, of Signature Bancorporation, Inc. ("Signature" and, such shares, the "Signature common stock") multiplied by (ii) an estimate of the maximum number of shares of Signature common stock issued and outstanding as of April 1, 2026 or issuable or expected to be exchanged (including in respect of Signature equity awards) in connection with the merger of Esquire Merger Sub, Inc., a wholly owned subsidiary of Esquire, with and into Signature (the "merger"), which collectively equals 1,383,210. (b) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and computed pursuant to Rules 457(f)(2) of the Securities Act, based on a rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price. The proposed maximum aggregate offering price of the registrant's common stock was calculated based upon the book value of shares of Signature common stock as follows: the product of (1) $201.85, the book value per share of Signature common stock on December 31, 2025 and (2) 1,383,210, the estimated maximum number of shares of Signature common stock outstanding and reserved for issuance. (c) Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.